Debt and other liabilities (Details Narrative)																		1 Months Ended		6 Months Ended		12 Months Ended
	Apr. 16, 2025 shares	Feb. 26, 2025 USD ($) shares	Feb. 21, 2025 shares	Feb. 13, 2025 USD ($) shares	Feb. 10, 2025 shares	Feb. 05, 2025 shares	Jan. 30, 2025 USD ($) shares	Jan. 23, 2025 USD ($) Installments	Jan. 15, 2025 USD ($) shares	Dec. 30, 2024 USD ($)	Dec. 27, 2024 USD ($) shares	Dec. 17, 2024 USD ($) $ / shares	Dec. 05, 2024 USD ($) $ / shares	Aug. 14, 2024 USD ($) Days	Jul. 30, 2024 USD ($) $ / shares	Feb. 02, 2024 USD ($) Days $ / shares	Dec. 17, 2021 USD ($) shares	Dec. 31, 2024 USD ($) shares	Feb. 29, 2024 USD ($) Days	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Jun. 02, 2025	Jan. 24, 2025 shares	Sep. 06, 2024 USD ($)	Dec. 16, 2023	May 25, 2023 shares	May 23, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 21, 2022 USD ($)	Dec. 31, 2021	Oct. 07, 2021 USD ($)
Debt Instrument [Line Items]
Short-term convertible debt																		$ 95,309		$ 108,047		$ 95,309
Debt instrument unamortized discount								$ 3,000,000
Ordinary shares issued, shares | shares			0
Short term debt to related party																		5,102,211				5,102,211
Shares issued on conversion of senior secured notes																				30,765,993
Gain/(loss) on extinguishment																				(27,247,099)
Steve Perry [Member]
Debt Instrument [Line Items]
Interest payable current on short term debt current to related party																				22,399
Short term convertible debt payable to related party principal amount																				125,000
Debt discount current on short term convertible debt current to related party																				39,352
Short-term convertible debt																		95,309		108,047		95,309
Proceeds from issuance of unsecured debt																					$ 63,500
Jaymax [Member]
Debt Instrument [Line Items]
Business combination shares issuable value based on milestone achievement																		1,400,000		1,400,000		1,400,000										$ 1,400,000
PIPE [Member]
Debt Instrument [Line Items]
Common stock subscribed but not issued shares | shares																	41,000,000
DBLP Sea Cow Ltd [Member]
Debt Instrument [Line Items]
Short-term debt from related parties																				$ 5,958,593
Shares issued to related party for repayment of debt | shares	4,150,000																			800,000
Amount owed to related party																				$ 0
Repayment of related party debt																				5,148,553
Daniel Wagner [Member]
Debt Instrument [Line Items]
Short term debt to related party																		4,655,144				4,655,144
Repayment of related party debt																				4,654,727
Yorkville [Member]
Debt Instrument [Line Items]
Short term debt to related party																		$ 538,524				538,524
Repayment of related party debt										$ 1,472,231
Debt conversion converted instrument amount																						$ 1,189,096
Debt conversion, Converted instrument, Shares issued | shares																						425,288
Yorkville [Member] | Promissory Note [Member]
Debt Instrument [Line Items]
Short term debt bearing fixed interest rate percentage																10.00%
Debt instrument, face amount																			$ 2,877,319
Short term debt default interest rate percentage																18.00%
Debt instrument convertible threshold percentage of stock price trigger																			99.00%
Percentage of monthly payments on original principal																			25.00%
Percentage of payment premium																			10.00%
Debt Instrument consecutive trading days | Days																			10
Percentage of redemption premium																			10.00%
Debt instrument conversion price as a percentage of volume weighted average price percentage																			110.00%
Debt instrument convertible threshold trading days | Days																			5
Yorkville [Member] | Promissory Note Floor Price Trigger [Member]
Debt Instrument [Line Items]
Debt Instrument consecutive trading days | Days																			7
Yorkville [Member] | Second A&R YA Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																									$ 7,500,000
Yorkville [Member] | Second A&R YA Agreement [Member] | Tranche One [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																									2,500,000
Yorkville [Member] | Second A&R YA Agreement [Member] | Tranche Two [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																									2,500,000
Yorkville [Member] | Second A&R YA Agreement [Member] | Tranche Three [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																									$ 2,500,000
Apeiron Investment Group Lts and Bradley Wickens [Member]
Debt Instrument [Line Items]
Ordinary shares issued, shares | shares				7,987,374					3,009,849		10,840,974
Settlement shares | shares				20,756,439					20,756,439		20,756,439
Interest on settlement of shares				$ 925,510					$ 925,510		$ 925,510
Debt conversion expense											$ 20,554,446
Northland Securities [Member] | Armada Acquisition Corp I [Member]
Debt Instrument [Line Items]
Long term debt bearing fixed interest rate percentage															10.00%
Debt instrument, face amount															$ 5,141,250
Gain/(loss) on extinguishment																				1,011,950
Debt conversion, Converted instrument, Shares issued | shares							391,681
Cash and cash equivalents threshold amount below which debt may be converted into equity															20,000,000
Debt instrument non convertible portion of debt															1,135,000
Debt Instrument, promissory note, cash settlement							$ 3,500,000
Northland Securities [Member] | Armada Acquisition Corp I [Member] | Repayment Timing Tranche One [Member]
Debt Instrument [Line Items]
Threshold amount raised above which immediate repayment shall be made															$ 25,000,000
Percentage of outstanding amount to be repaid															50.00%
Northland Securities [Member] | Armada Acquisition Corp I [Member] | Repayment Timing Tranche TWo [Member]
Debt Instrument [Line Items]
Threshold amount raised above which immediate repayment shall be made															$ 50,000,000
Northland Securities [Member] | Armada Acquisition Corp I [Member] | Debt Instrument Conversion Into Equity Tranche One [Member]
Debt Instrument [Line Items]
Loan conversion price | $ / shares															$ 10
Northland Securities [Member] | Armada Acquisition Corp I [Member] | Debt Instrument Conversion Into Equity Tranche Two [Member]
Debt Instrument [Line Items]
Loan conversion price | $ / shares															$ 10
J.V.B Financial Group [Member] | Armada Acquisition Corp I [Member]
Debt Instrument [Line Items]
Long term debt bearing fixed interest rate percentage														4.95%
Debt instrument, face amount		$ 2,000,000												$ 7,500,000
Debt conversion, Converted instrument, Shares issued | shares		778,165
Debt instrument beginning date of maturity														Jan. 31, 2025
Debt instrument periodic payment of principal														$ 625,000
Debt instrument conversion price as a percentage of volume weighted average price percentage														95.00%
Debt instrument convertible threshold trading days | Days														5
Secured Convertible Loan Note In Connection With Executed Subscription Agreements Additional Amount Committed By Investors [Member]
Debt Instrument [Line Items]
Debt instrument additional commitement others																												$ 1,500,000
Consideration paid received percentage of market capitalization minimum																												20.00%
Related party convertible debt holding minimum for restriction on extraordinary transactions																												$ 20,000,000
Debt instrument face value of notes issuable upon demerger																												8,500,000
Debt instrument additional loan amount to be borrowed																												2,750,000
Debt instrument additional face amount amount from related party																												125,000
Debt instrument additional face amount previously received																												1,250,000
Debt instrument converted into principal and amount of interest foregone																												4,041,989
Debt instrument amount of interest foregone																												1,040,989
Debt instrument accrued interest converted into principal																												3,000,000
Debt instrument face value additional amount																												$ 15,625,000
Debt instrument unamortized discount																														$ 2,100,000
Long term debt bearing fixed interest rate percentage																												7.50%
Debt instrument conversion price percentage																												70.00%
Debt instrument, face amount																													$ 2,100,000
Secured Convertible Loan Note In Connection With Executed Subscription Agreements [Member]
Debt Instrument [Line Items]
Debt instrument principal and interest converted into equity discount percentage																										30.00%					20.00%
Long term debt bearing fixed interest rate percentage																															20.00%
Proceeds from secured debt																	$ 20,000,000
Debt instrument, face amount																	$ 20,000,000
Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Shares issued on conversion of senior secured notes													$ 8,000,000
Gain/(loss) on extinguishment													$ 1,306,077
Loan conversion price | $ / shares												$ 2	$ 7
Convertible debt												$ 41,892,080
Senior Secured Convertible Notes [Member] | Apeiron Investment Group Lts and Bradley Wickens [Member]
Debt Instrument [Line Items]
Loan conversion price | $ / shares												$ 2
Convertible debt												$ 41,512,877
Accrued interest												$ 1,851,020
Convertible Promissory Notes [Member] | Yorkville [Member]
Debt Instrument [Line Items]
Convertible debt maturity period																6 months
Ordinary shares issued, shares | shares						1,413,946												4,310,208
Short term debt bearing fixed interest rate percentage																10.00%
Debt instrument, face amount																$ 2,500,000
Gain/(loss) on extinguishment																				1,496,889
Proceeds from issuance of unsecured debt																$ 2,000,000
Debt instrument discount as a percentage of face value																20.00%
Short term debt default interest rate percentage																18.00%
Loan conversion price | $ / shares																$ 10
Debt instrument convertible threshold percentage of stock price trigger																90.00%
Debt Instrument consecutive trading days | Days																10
Debt instrument conversion price per share floor price | $ / shares																$ 2
Debt instrument, principal and interest outstanding																		$ 2,705,929				$ 2,705,929
Other Promissory Notes [Member] | Yorkville [Member]
Debt Instrument [Line Items]
Short term debt bearing fixed interest rate percentage																10.00%
Debt instrument, face amount																$ 2,877,319
Debt instrument discount as a percentage of face value																20.00%
Short term debt default interest rate percentage																18.00%
Loan conversion price | $ / shares																$ 10
Debt instrument convertible threshold percentage of stock price trigger																90.00%
Debt Instrument consecutive trading days | Days																10
Debt instrument conversion price per share floor price | $ / shares																$ 2
Senior Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Net cash proceeds								27,000,000
Debt instrument, face amount								$ 30,000,000												28,600,000
Debt instrument number of installments | Installments								5
Debt instrument beginning date of maturity								Aug. 15, 2025
Debt instrument periodic payment of principal								$ 6,000,000
Debt instrument penalty fee percentage								5.00%
Debt instrument, interest rate, stated percentage								0.00%
Debt instrument, effective interest rate								14.20%
Debt instrument arrangement fee								$ 3,000,000
Senior Secured Term Loan Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument prepayments								$ 3,000,000
Advanced Subscription Agreement [Member]
Debt Instrument [Line Items]
Common stock, shares issued | shares																								171,429			11,052,716
Initial Public Offer Or Special Purpose Acquistion Transaction If Occurred After Sixteenth Of December Two Thousand And Twenty Two And Before Sixteenth Of June Two Thousand And Twenty Three [Member]
Debt Instrument [Line Items]
Long term debt bearing fixed interest rate percentage																															15.00%
Initial Public Offer Or Special Purpose Acquisition Transaction If Occurred Before Sixteenth Of December Two Thousand And Twenty Two [Member]
Debt Instrument [Line Items]
Long term debt bearing fixed interest rate percentage																															10.00%
Rezolve AI [Member] | Armada Acquisition Corp I [Member]
Debt Instrument [Line Items]
Long term debt bearing fixed interest rate percentage														4.95%
Ordinary shares issued, shares | shares					1,257,632
Debt instrument, face amount														$ 3,144,883
Gain/(loss) on extinguishment																				$ 1,066,346
Debt instrument final date of maturity														Aug. 14, 2027
Debt instrument beginning date of maturity														Jan. 31, 2025
Long term debt date after which the amount may be converted into shares														Jan. 15, 2025
Prediqt Acquisition [Member] | Loans Owed to Non-Banking Financial Companies (NBFCs) in India [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage																							17.00%
Prediqt Acquisition [Member] | Loans Owed to Non-Banking Financial Companies (NBFCs) in India [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage																							22.00%